Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (5,468)	$ (5,710)	$ (6,161)
Selling, general and administrative	(1,066)	(1,166)	(1,210)
Research and development	(1,816)	(2,413)	(2,352)
Income tax benefit	(37)	(51)	(181)
Net of tax	1,042	794	670	979
Attributable to the Company's stockholders	5,643	6,225
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	33	24	(55)	61
Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(77)	(158)	(133)	(73)
Available-For-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	1	(4)	(10)	22
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the year	17	(72)	144
Attributable to noncontrolling interest	(2)	5	(11)
Attributable to the Company's stockholders	15	(67)	133
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	(4)	12	(11)
Net of tax	29	(59)	112
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	16	(39)	65
Selling, general and administrative	3	(5)	8
Research and development	14	(27)	44
Gain (loss) on financial instruments, net			6
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	5	6	1
Net of tax	(12)	(13)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(1)	(1)
Selling, general and administrative	(5)	(6)
Research and development	(6)	(7)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plan Items [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales
Selling, general and administrative	(1)	(1)
Research and development	(4)	(4)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Available-For-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit
Net of tax			33
Reclassification out of Accumulated Other Comprehensive Income [Member] | Available-For-Sale Securities [Member] | Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
OTTI and realized gains on financial assets			$ 47
Gain (loss) on financial instruments, net			-14